Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of initial fixed $100 investment based on:			Company Selected Measure
Fiscal Year	Summary Compensation Table Total for CEO (1)(2)	Compensation Actually Paid to CEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)(2)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (In Thousands) (5)	Total Net Revenues (In Thousands) (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$6,412,214	$(746,485)	$2,037,591	$(97,489)	$102.15	$119.52	$(51,641)	$297,176
2024	$6,998,877	$4,809,987	$2,094,664	$2,035,205	$169.59	$90.57	$(50,420)	$266,274
2023	$11,240,447	$13,563,751	$2,694,458	$3,122,361	$161.75	$91.84	$(61,685)	$202,085
2022	$3,599,590	$5,819,944	$1,508,272	$1,131,158	$115.36	$90.11	$(74,412)	$148,616

Company Selected Measure Name	Net revenues
Named Executive Officers, Footnote	Mr. Moatazedi was our CEO for each of the fiscal years included in the table above. For fiscal year 2025, our Non-PEO NEOs were Mrs. Mitchell, Mrs. Beaver, Dr. Avelar and Mrs. Yamagishi-Dressler. For fiscal year 2024, our Non-PEO NEOs were Mrs. Beaver, Dr. Avelar and Mrs. Yamagishi-Dressler. For fiscal year 2023, our Non-PEO NEOs were Mrs. Beaver and Dr. Avelar. For fiscal year 2022, our Non-PEO NEOs were Mrs. Beaver, Dr. Avelar and Lauren Silvernail, our former Chief Financial Officer.
PEO Total Compensation Amount	$ 6,412,214	$ 6,998,877	$ 11,240,447	$ 3,599,590
PEO Actually Paid Compensation Amount	$ (746,485)	4,809,987	13,563,751	5,819,944
Adjustment To PEO Compensation, Footnote	For purposes of this table, the compensation actually paid (also referred to as “CAP”) to each of our NEOs (including, for purposes of this table, former NEOs who are included in the Non-PEO NEO group for the applicable year) means the NEO’s total compensation as reflected in the Summary Compensation Table for the applicable fiscal year and adjusted for the following with respect to each named executive officer:
1.Less the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year,
2.Plus the fiscal year-end value of option and stock awards granted in the covered fiscal year which were outstanding and unvested at the end of the covered fiscal year,
3.Plus/(less) the change in value as of the end of the covered fiscal year as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and were outstanding and unvested at the end of the covered fiscal year,
4.Plus the vesting date value of option and stock awards which were granted and vested during the same covered fiscal year,
5.Plus/(less) the change in value as of the vesting date as compared to the value at the end of the prior fiscal year for option and stock awards which were granted in prior fiscal years and vested in the covered fiscal year,
6.Less, as to any option and stock awards which were granted in prior fiscal years and were forfeited during the covered fiscal year, the value of such awards as of the end of the prior fiscal year.
In making each of these adjustments, the “value” of an option or stock award is the fair value of the award on the applicable date determined in accordance with FASB ASC Topic 718 using the valuation assumptions we then used to calculate the fair value of our equity awards. For more information on the valuation of our equity awards, please see the notes to our financial statements that appear in our Annual Report on Form 10-K each fiscal year and the footnotes to the Summary Compensation Table that appear in our annual Proxy Statement.
The table above reflects the CAP (determined as noted above) for our CEO and, for our Non-PEO NEOs, the average of the CAP determined for the Non-PEO NEOs for each of the fiscal years shown in the table.
The following table provides a reconciliation of the Summary Compensation Table Total to Compensation Actually Paid for our CEO.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for CEO	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)
Total Compensation Reported in the Summary Compensation Table	$6,412,214	$6,998,877	$11,240,447	$3,599,590
(-) Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	5,183,266	5,326,920	9,493,277	2,331,524
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	2,334,045	4,229,361	9,116,924	3,352,269
(+) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(5,197,680)	(1,604,462)	1,595,693	340,037
(+) Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	299,278	—
(+) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	888,202	513,131	804,686	859,572
Compensation Actually Paid	$(746,485)	$4,809,987	$13,563,751	$5,819,944

Non-PEO NEO Average Total Compensation Amount	$ 2,037,591	2,094,664	2,694,458	1,508,272
Non-PEO NEO Average Compensation Actually Paid Amount	$ (97,489)	2,035,205	3,122,361	1,131,158
Adjustment to Non-PEO NEO Compensation Footnote
The following table provides a reconciliation of the average of the Summary Compensation Table Total for the Non-PEO NEOs for a fiscal year to the average of the Compensation Actually Paid for the Non-PEO NEOs for that fiscal year.

Reconciliation of Average Summary Compensation Table Total to Average Compensation Actually Paid for Non-PEO NEOs	Fiscal Year 2025 ($)	Fiscal Year 2024 ($)	Fiscal Year 2023 ($)	Fiscal Year 2022 ($)
Total Compensation Reported in the Summary Compensation Table	$2,037,591	$2,094,664	$2,694,458	$1,508,272
(-) Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	1,484,378	1,347,445	1,912,791	970,245
(+) Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	435,367	1,108,961	1,717,226	657,324
(+) Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(314,123)	10,298	399,102	34,210
(+) Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	64,127	—
(+) Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	70,985	168,727	160,239	25,995
(-) Fair Value at Prior Fiscal Year-End of Options and Stock Awards Forfeited During Fiscal Year	842,930	—	—	124,398
Compensation Actually Paid	$(97,489)	$2,035,205	$3,122,361	$1,131,158

Compensation Actually Paid vs. Total Shareholder Return	Total Shareholder Return, or TSR, represents cumulative total stockholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer group TSR represents the cumulative growth of a hypothetical $100 investment for the period beginning on the last trading day of fiscal year 2021 in the Nasdaq Biotechnology Index. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against the Company’s total stockholder return (calculated as described above) and the Company’s peer group total stockholder return (calculated as described above) over that period of time.

Compensation Actually Paid vs. Net Income	This column shows the Company’s net income for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the fiscal years presented against the Company’s net income for each of those years.

Compensation Actually Paid vs. Company Selected Measure	The Company-selected Measure is annual “Total Net Revenues” in the Company’s Consolidated Statements of Operations and Comprehensive Loss included in the Company’s Annual Reports on Form 10-K for each fiscal year covered by the table. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last fiscal years presented against the Company’s Total Net Revenues for each of those years.

Total Shareholder Return Vs Peer Group	Total Shareholder Return, or TSR, represents cumulative total stockholder return on a fixed investment of $100 in the Company’s common stock for the period beginning on the last trading day of fiscal year 2021 through the end of the applicable fiscal year, and is calculated assuming the reinvestment of dividends. Peer group TSR represents the cumulative growth of a hypothetical $100 investment for the period beginning on the last trading day of fiscal year 2021 in the Nasdaq Biotechnology Index. The following chart illustrates the CAP for our CEO and the average CAP for our Non-PEO NEOs for each of the last four fiscal years against the Company’s total stockholder return (calculated as described above) and the Company’s peer group total stockholder return (calculated as described above) over that period of time.

Tabular List, Table
As described in greater detail in “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•Net revenues
•Non-GAAP operating expenses
•Non-GAAP income (loss) from operations

Non-GAAP operating expenses and non-GAAP income (loss) from operations are non-GAAP financial measures. Please refer to the detailed definitions of these key financial measures, and the reconciliations of these measures to the most directly comparable financial measures calculated and presented in accordance with GAAP, in our press release filed as Exhibit 99.1 to the Form 8-K filed with the Securities and Exchange Commission on March 3, 2026.

Total Shareholder Return Amount	$ 102.15	169.59	161.75	115.36
Peer Group Total Shareholder Return Amount	119.52	90.57	91.84	90.11
Net Income (Loss)	$ (51,641,000)	$ (50,420,000)	$ (61,685,000)	$ (74,412,000)
Company Selected Measure Amount	297,176,000	266,274,000	202,085,000	148,616,000
PEO Name	Mr. Moatazedi
Additional 402(v) Disclosure	See the Summary Compensation Table above for the total compensation for our CEO for each fiscal year covered in the table. The average total compensation for the Non-PEO NEOs for each of 2025, 2024 and 2023 was calculated from the Summary Compensation Table above. The average total compensation for the Non-PEO NEO(s) for 2022 was calculated from the Summary Compensation Table as disclosed in the Company’s Proxy Statement filed with the Securities and Exchange Commission in 2023.
Measure:: 1
Pay vs Performance Disclosure
Name	Net revenues
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP income (loss) from operations
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,183,266)	$ (5,326,920)	$ (9,493,277)	$ (2,331,524)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,334,045	4,229,361	9,116,924	3,352,269
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,197,680)	(1,604,462)	1,595,693	340,037
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	299,278	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,202	513,131	804,686	859,572
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,484,378)	(1,347,445)	(1,912,791)	(970,245)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	435,367	1,108,961	1,717,226	657,324
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(314,123)	10,298	399,102	34,210
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	64,127	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,985	168,727	160,239	25,995
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (842,930)	$ 0	$ 0	$ (124,398)